Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incurred losses	$ 14,858,316	$ 13,239,189
Income tax examination likelihood description		Greater than 50% likelihood
Interest, penalties or unreconized uncertain tax positions
Minimum [Member]
Intangible assets, expected useful life		3 years
Maximum [Member]
Intangible assets, expected useful life		5 years